EXHIBIT 99.1

Sequoia Mortgage Trust 2015-1

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced
			#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)

Sequoia Mortgage Trust 2015-1 [No CIK or SEC File Number because this was a private transaction.]		Supreme Lending	4	$2,054,655.78	0.97%	1	$652,416.27	0.3085%	1	$652,416.27	0.3085%

Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected
#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)	#	$	(% of principal balance)

0	-	-	0	-	-	0	-	-	0	-	-